Events After the Reporting Period (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Events After the Reporting Period (Details) [Line Items]
Outstanding obligation amount	$ 5,719
BTG Credit Agreement [Member]
Events After the Reporting Period (Details) [Line Items]
Description of indicative facts of indebtedness	●The Company’s consolidated Indebtedness Indicator (Indebtedness / EBITDA) must not be greater than 4.5x (original covenant: greater than 3.5x).●The Company’s consolidated EBITDA/Finance expense must not be less than 1.8x (original covenant: less than 3.0x)
Syndicated Loan Agreement [Member]
Events After the Reporting Period (Details) [Line Items]
Description of indicative facts of indebtedness and leverage ratio at CP	●Indebtedness Indicator (Indebtedness/EBITDA) must be less than or equal to 4.5 times (original covenant: less than or equal to 3.5 times). If the indicator is greater than 4.1 and less than 4.3 (original covenant: greater than 3.0 and less than 3.5), it proceeds to the extent that this value is originated by causes other than additional debt and the justification of the increase must be presented to the agent. ●Short-term leverage ratio less than 1.6 (original covenant: less than 1.0). ●EBITDA ratio / financial expenses greater than or equal to 1.8 (original covenant: greater than or equal to 3.0)
NPA [Member]
Events After the Reporting Period (Details) [Line Items]
Description of total consolidated debt of the group and the interest coverage ratio and finally the indebtedness ratio	●The consolidated total debt of Procaps, S.A., the Group and the other obligors thereunder to consolidated EBITDA for the last twelve months of 4:00:1.00 or less (original covenant: 3.50:1.00 or less). ●An EBITDA interest coverage ratio in excess of, or equal to, 2.20:1.00 (original covenant: in excess of, or equal to, 3.00:1.00). ●Short-term leverage ratio equal to or less than 2.00:1:00 (original covenant: equal to or less than 1.00:1.00).